Cover	Jan. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2026
Entity File Number	001-41037
Entity Registrant Name	SOCIETY PASS INCORPORATED
Entity Central Index Key	0001817511
Entity Tax Identification Number	83-1019155
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	80 Robinson Road #17-01B,
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	068898
City Area Code	(+65)
Local Phone Number	6518-9385
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SOPA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false